Prepaid expenses and other current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of prepaid expenses and other current assets [Abstract]
Advances to suppliers of inventories	$ 234,458	$ 929,815	$ 1,224,454
Prepaid expenses of services	235,652	217,244	130,086
Prepaid expenses of insurance and bonds	88,533	185,678	82,238
Other current assets	80,028	171,208	151,030
Total	$ 638,671	$ 1,503,945	$ 1,587,808